Goodwill and Intangible Assets - Changes in the carrying value of goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period	$ 94,240	$ 81,396	$ 10,266
New acquisitions (Note 6)		27,804	67,053
Impairment provided		(10,554)
Foreign exchange impact	(1,147)	(4,406)	4,077
Balance at the end of the period	93,093	94,240	$ 81,396
Gross goodwill	103,500	104,800
Accumulative impairment loss	$ 10,400	$ 10,500
Number of acquisitions | item	0	0	0
Weibo
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period	$ 29,346	$ 13,420	$ 10,266
New acquisitions (Note 6)		27,152	2,318
Impairment provided	0	(10,554)	0
Foreign exchange impact	(357)	(672)	836
Balance at the end of the period	28,989	29,346	13,420
Fintech
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period	64,894	67,976
New acquisitions (Note 6)		652	64,735
Foreign exchange impact	(790)	(3,734)	3,241
Balance at the end of the period	$ 64,104	$ 64,894	$ 67,976